Document and Entity Information	Jul. 06, 2023
Cover [Abstract]
Entity Incorporation State Country Code	MD
Amendment Flag	false
Entity Central Index Key	0001359841
Document Type	8-K
Document Period End Date	Jul. 06, 2023
Entity Registrant Name	HANESBRANDS INC.
Entity File Number	001-32891
Entity Tax Identification Number	20-3552316
Entity Address, Address Line One	1000 East Hanes Mill Road
Entity Address, City or Town	Winston-Salem
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27105
City Area Code	(336)
Local Phone Number	519-8080
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 Par Value
Trading Symbol	HBI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false